Exhibit 99.1

Navient Student Loan Trust 2015-1 Monthly Servicing Report
Distribution Date	09/25/2015
Collection Period	08/01/2015 - 08/31/2015

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Wells Fargo -	Indenture Trustee
Wells Fargo Bank, National Association -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		02/26/2015	07/31/2015	08/31/2015
	Principal Balance		$968,675,662.97	$949,931,087.68	$941,175,986.56
	Interest to be Capitalized Balance		8,452,423.99	7,910,992.18	7,975,364.50

	Pool Balance		$977,128,086.96	$957,842,079.86	$949,151,351.06
	Specified Reserve Account Balance		16,379,916.00	15,804,394.32	15,660,997.29

	Adjusted Pool (1)		$993,508,002.96	$973,646,474.18	$964,812,348.35
	Weighted Average Coupon (WAC)		6.11%	6.10%	6.10%
	Number of Loans		155,605	151,272	149,654
	Aggregate Outstanding Principal Balance - Tbill			$131,967,162.46	$130,792,096.01
	Aggregate Outstanding Principal Balance - LIBOR			$825,874,917.40	$818,359,255.05
	Pool Factor			0.964864188	0.956109746
	Since Issued Constant Prepayment Rate			0.50%	1.06%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.
B	Debt Securities	Cusip/Isin	08/25/2015		09/25/2015
	A1	63939FAA8	$302,641,777.07		$293,940,163.12
	A2	63939FAB6	$629,700,000.00		$629,700,000.00
	B	63939FAC4	$26,700,000.00		$26,700,000.00

C	Account Balances		08/25/2015		09/25/2015
	Reserve Account Balance		$15,804,394.32		$15,660,997.29
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$7,224,673.52		$2,354,612.95
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		08/25/2015		09/25/2015
	Adjusted Pool Balance + Supplemental Loan Purchase		$973,646,474.18		$964,812,348.35
	Total Notes		$959,041,777.07		$950,340,163.12
	Difference		$14,604,697.11		$14,472,185.23
	Parity Ratio		1.01523		1.01523

Page 2 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

II. Trust Activity 08/01/2015 through		08/31/2015

A	Student Loan Principal Receipts
	Borrower Principal	3,334,917.14
	Guarantor Principal	3,579,946.57
	Consolidation Activity Principal	4,220,945.16
	Seller Principal Reimbursement	0.45
	Servicer Principal Reimbursement	127.49
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	6,935.89

	Total Principal Receipts	$11,142,872.70

B	Student Loan Interest Receipts
	Borrower Interest	1,516,979.24
	Guarantor Interest	119,337.22
	Consolidation Activity Interest	49,739.03
	Special Allowance Payments	64,061.58
	Interest Subsidy Payments	1,097,077.19
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.65
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	54,080.38

	Total Interest Receipts	$2,901,275.29

C	Reserves in Excess of Requirement	$143,397.03

D	Investment Income	$2,826.07

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$7,224,673.52

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(327,191.12)
	Floor Income Rebate Fees to Dept. of Education	$(7,246,403.04)
	Funds Allocated to the Floor Income Rebate Account	$(2,354,612.95)

M	AVAILABLE FUNDS	$11,486,837.50

N	Non-Cash Principal Activity During Collection Period	$(2,387,771.58)

O	Non-Reimbursable Losses During Collection Period	$75,550.62

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$6,949.47

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

III. 2015-1	Portfolio Characteristics

	08/31/2015				07/31/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.37%	1,197	$4,924,387.73	0.523%	6.33%	1,287	$5,466,482.17	0.575%
GRACE	6.35%	673	$2,888,355.84	0.307%	6.44%	628	$2,524,847.30	0.266%
DEFERMENT	6.04%	18,424	$103,370,465.48	10.983%	6.01%	18,940	$105,231,498.59	11.078%

REPAYMENT: CURRENT	6.13%	78,973	$489,104,877.83	51.967%	6.13%	76,207	$469,245,116.86	49.398%
31-60 DAYS DELINQUENT	6.12%	5,963	$38,466,736.77	4.087%	6.19%	6,597	$44,381,021.71	4.672%
61-90 DAYS DELINQUENT	6.20%	4,428	$29,901,281.46	3.177%	6.11%	3,905	$24,496,816.99	2.579%
91-120 DAYS DELINQUENT	6.12%	2,836	$17,739,510.99	1.885%	5.95%	3,441	$19,351,506.47	2.037%
> 120 DAYS DELINQUENT	5.76%	13,453	$75,803,617.44	8.054%	5.77%	13,465	$78,763,952.76	8.292%

FORBEARANCE	6.19%	22,189	$168,387,190.29	17.891%	6.22%	25,456	$192,117,022.55	20.224%
CLAIMS IN PROCESS	5.99%	1,518	$10,589,562.73	1.125%	5.75%	1,346	$8,352,822.28	0.879%

TOTAL		149,654	$941,175,986.56	100.00%		151,272	$949,931,087.68	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

IV. 2015-1 Portfolio Characteristics (cont’d)

	08/31/2015	07/31/2015
Pool Balance	$949,151,351.06	$957,842,079.86
Outstanding Borrower Accrued Interest	$17,587,105.42	$17,270,309.64
Borrower Accrued Interest to be Capitalized	$7,975,364.50	$7,910,992.18
Borrower Accrued Interest >30 Days Delinquent	$4,658,670.44	$4,731,266.11
Total # Loans	149,654	151,272
Total # Borrowers	67,489	68,200
Weighted Average Coupon	6.10%	6.10%
Weighted Average Remaining Term	156.47	156.54
Non-Reimbursable Losses	$75,550.62	$12,568.12
Cumulative Non-Reimbursable Losses	$88,255.01	$12,704.39
Since Issued Constant Prepayment Rate (CPR)	1.06%	0.50%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,463,330.79	$2,287,803.69
Borrower Interest Accrued	$4,473,793.28	$4,522,904.92
Interest Subsidy Payments Accrued	$364,421.66	$362,835.22
Special Allowance Payments Accrued	$27,817.74	$23,839.45

Page 5 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

V. 2015-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	5.73%	68,514	236,351,668.74	25.112%
- GSL - Unsubsidized	6.04%	56,401	280,318,954.32	29.784%
- PLUS (2) Loans	7.75%	4,587	44,992,774.78	4.780%
- SLS (3) Loans	3.53%	238	1,291,285.01	0.137%
- Consolidation Loans	6.20%	19,914	378,221,303.71	40.186%

Total	6.10%	149,654	$941,175,986.56	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.07%	103,212	479,779,232.44	50.977%
- Two Year	5.91%	21,862	68,639,011.88	7.293%
- Technical	5.69%	4,637	14,690,374.12	1.561%
- Other	6.20%	19,943	378,067,368.12	40.170%

Total	6.10%	149,654	$941,175,986.56	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

VI. 2015-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$11,486,837.50

A	Trustee Fees	$5,000.00	$11,481,837.50

B	Primary Servicing Fee	$220,493.75	$11,261,343.75

C	Administration Fee	$6,667.00	$11,254,676.75

D	Class A Noteholders’ Interest Distribution Amount	$563,615.72	$10,691,061.03

E	Class B Noteholders’ Interest Distribution Amount	$39,072.04	$10,651,988.99

F	Reserve Account Reinstatement	$-	$10,651,988.99

G	Class A Noteholders’ Principal Distribution Amount	$8,701,613.95	$1,950,375.04

H	Class B Noteholders’ Principal Distribution Amount	$-	$1,950,375.04

I	Unpaid Expenses of The Trustees	$-	$1,950,375.04

J	Carryover Servicing Fee	$-	$1,950,375.04

K	Remaining Amounts to the Noteholders after the first auction date	$-	$1,950,375.04

L	Excess Distribution Certificateholder	$1,950,375.04	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$941,175,986.56

B	Interest to be Capitalized	$7,975,364.50

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$15,660,997.29

E	Less: Specified Reserve Account Balance	$(15,660,997.29)

F	Total	$949,151,351.06

G	Class A Notes Outstanding (after application of available funds)	$923,640,163.12

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

VII. 2015-1 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	63939FAA8	63939FAB6	63939FAC4
Beginning Balance	$302,641,777.07	$629,700,000.00	$26,700,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.30%	0.60%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2015	8/25/2015	8/25/2015
Accrual Period End	9/25/2015	9/25/2015	9/25/2015
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	0.49940%	0.79940%	1.69940%
Accrued Interest Factor	0.000430039	0.000688372	0.001463372
Current Interest Due	$130,147.73	$433,467.99	$39,072.04
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$130,147.73	$433,467.99	$39,072.04
Interest Paid	$130,147.73	$433,467.99	$39,072.04
Interest Shortfall	$-	$-	$-
Principal Paid	$8,701,613.95	$-	$-
Ending Principal Balance	$293,940,163.12	$629,700,000.00	$26,700,000.00
Paydown Factor	0.025324837	0.000000000	0.000000000
Ending Balance Factor	0.855471953	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015

VIII. 2015-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$959,041,777.07
	Adjusted Pool Balance	$964,812,348.35
	Overcollateralization Amount	$14,472,185.23
	Principal Distribution Amount	$8,701,613.95
	Principal Distribution Amount Paid	$8,701,613.95
B	Reserve Account Reconciliation
	Beginning Period Balance	$15,804,394.32
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$15,804,394.32
	Required Reserve Acct Balance	$15,660,997.29
	Release to Collection Account	$143,397.03
	Ending Reserve Account Balance	$15,660,997.29
C	Floor Income Rebate Account
	Beginning Period Balance	$7,224,673.52
	Deposits for the Period	$2,354,612.95
	Release to Collection Account	$(7,224,673.52)
	Ending Balance	$2,354,612.95
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 08/01/2015 - 08/31/2015, Distribution Date 09/25/2015